3 Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Foreign currency transactions
3.1	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transactions qualify for recognition.

Assets and liabilities denominated in foreign currencies are translated into Brazilian Reais, using the spot exchange rate at the end of each reporting period. Gains or losses on changes in exchange rate variations are recognized as financial income or expense.

Classification of assets and liabilities as current and non-current
3.2	Classification of assets and liabilities as current and non-current

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification.

An asset is current when it is:

•	expected to be realized or intended to be sold or consumed within twelve months from the end of the reporting periods
•	held primarily for the purpose of trading
•	expected to be realized within twelve months after the reporting period or
•	cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when it is:

•	expected to be settled within twelve months from the end of the reporting periods
•	held primarily for the purpose of trading
•	due to be settled within twelve months after the reporting period or
•	there is no unconditional right to defer the settlement of the liability for at least twelve months after
•	the reporting period are classified as current liabilities.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as “non-current” and presented net when appropriate in accordance with the provisions of IAS 12.

Foreign operation
3.3	Foreign operation

For each entity, the Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

On consolidation, the financial statements of foreign operations are translated into Brazilian Reais, as follows:

•	Assets and liabilities, including goodwill, are translated into Brazilian Reais at the exchange rate prevailing at the reporting date.
•	The statements of operation are translated into Brazilian Reais using the average rate for the period except when significant fluctuations in the exchange rate occurs, in which case, the rate at the transaction date is used.
•	Equity accounts are maintained at the historical balance in Reais.

The exchange rate differences arising from the translation are recognized in other comprehensive income. When a foreign operation is disposed of, the component of other comprehensive income related to that particular foreign operation is reclassified to profit or loss.

Hyperinflation
3.4	Hyperinflation

Starting from September 2018, Argentina has been considered a hyperinflationary economy. As per IAS 29 – Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, equity items and the statement of operation of the indirect subsidiary Libertad, headquartered in Argentina, a direct subsidiary of Éxito, whose functional currency is the Argentinean peso, are being adjusted so that amounts are reported in the monetary measurement unit at the end of the reporting period. This unit considers the effects measured by the Consumer Price Index in Argentina starting January 1, 2017 and Argentina’s Domestic Retail Price Index up to December 31, 2016. Consequently, as required by IAS 29, the operating results of the indirect subsidiary Libertad must be considered as highly inflationary starting from September 1, 2018 (start of the period in which a hyperinflationary scenario was identified).

Transactions between entities under common control
3.5	Transactions between entities under common control

IFRS does not provide specific guidance to account for transactions between entities under common control. The Company accounts for transactions between entities under common control with the purpose of a corporate reorganization, without economic substance, at historical cost with any resulting effect recorded in shareholders’ equity. Business combinations with economic substance are recorded following the provisions of IFRS 3, Business Combinations.

Discontinued operations
3.6	Discontinued operations

A discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale, and:

i)	represents a separate major line of business or geographical area of operations;
ii)	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
iii)	is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations, being presented as a single amount in the result after taxes from discontinued operations in the statement of operations, See note 33.

All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.

Dividends
3.7	Dividends

The distribution of dividends to the Company’s shareholders is recognized as a liability at the end of the year, based on the minimum mandatory dividends prescribed in the bylaws. Any amount exceeding this minimum is recorded only on the date on which such additional dividends are approved by the Company’s shareholders, see note 24.2.

Cash flow, interest payments
3.8	Cash flow, interest payments

The interest payments on borrowing and finance settled by the Company are being disclosed in the financing activities and is included with payments on related borrowing and finance, and lease payment. The total of interest payment on December 31, 2020 was R$ 549 (R$ 116 on December 31, 2019 and R$ 24 on December 31, 2018).